Form N-CSR Cover	6 Months Ended
Aug. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Entity Central Index Key	0000842790
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026